Summary of Significant Accounting Policies - Schedule of Subject to Possible Redemption Reflected in the Consolidated Balance Sheets (Details) - Class A Common stock subject to possible redemption [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Subject to Possible Redemption Reflected in the Consolidated Balance Sheets [Line Items]
Balance at beginning, Shares	249,659	6,489,246
Balance at beginning, Amount	$ 3,148,662	$ 71,474,496
Less:
Redemption of Common Stock, Shares	(224,087)	(6,239,587)
Redemption of Common Stock, Amount	$ (3,032,225)	$ (70,178,335)
Reclassification to stockholders’ equity, Shares	(25,561)
Reclassification to stockholders’ equity, Amount	$ (368,426)
Plus:
Remeasurement of Class A common stock subject to possible redemption, Shares
Remeasurement of Class A common stock subject to possible redemption, Amount	$ 251,989	$ 1,852,501
Balance at ending, Shares		249,659
Balance at ending, Amount		$ 3,148,662